Income Taxes - Summary of Balances of Deferred Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax liabilities
Maintenance deposits	$ (29,863)	$ (26,586)
Prepaid dividend tax	(8,859)	(14,103)
Property and equipment	(7,396)	(9,532)
Other	(4,691)	(4,050)
Set off tax	1,869	1,806
Deferred tax liabilities	(48,940)	(52,465)
Deferred tax assets
Provision for return conditions	7,136	7,859
Air traffic liability	1,792	1,281
Fuel derivative	0	0
Other provisions	4,687	4,416
Tax Loss	4,295	7,349
Set off tax	(1,869)	(1,806)
Deferred tax assets	16,041	19,099
Total deferred taxes	(32,899)	(33,366)
Deferred tax liabilities
Maintenance deposits	3,277	2,796	$ 2,286
Prepaid dividend tax	(5,244)	1,671	5,300
Property and equipment	(2,136)	2,107	(1,599)
Other	641	(1,962)	(10,147)
Set off tax	(63)	2,879	16,269
Deferred tax liabilities	(3,525)	7,491	12,109
Deferred tax assets
Provision for return conditions	723	(253)	4,417
Air traffic liability	(511)	(266)	305
Fuel derivative		107	4,403
Other provisions	(271)	(272)	(3,059)
Tax Loss	3,054	2,803	4,572
Set off tax	63	(2,879)	(16,269)
Deferred tax assets	3,058	(760)	(5,631)
Origination and reversal of temporary differences	$ (467)	$ 6,731	$ 6,478